Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equipment, Net
Property and equipment, net consisted of the following as of:

	December 31,
	2023	2022
Leasehold improvements	$6,358	$6,271
Computers and peripheral equipment	5,986	5,431
Office furniture and equipment	1,591	1,563
	13,935	13,265
Less—accumulated depreciation	(9,200)	(7,605)
	$4,735	$5,660